SEASONS SERIES TRUST

Allocation Balanced Portfolio

Allocation Growth Portfolio

Allocation Moderate Growth Portfolio

Allocation Moderate Portfolio

Asset Allocation: Diversified Growth Portfolio

Cash Management Portfolio

Diversified Fixed Income Portfolio

Focus Growth Portfolio

Focus Value Portfolio

International Equity Portfolio

Large Cap Growth Portfolio

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Value Portfolio

Multi-Managed Growth Portfolio

Multi-Managed Income Portfolio

Multi-Managed Income/Equity Portfolio

Multi-Managed Moderate Growth Portfolio

Real Return Portfolio

Small Cap Portfolio

Stock Portfolio

Supplement to Prospectus and Statement of Additional Information

Dated July 29, 2013

SUNAMERICA SERIES TRUST

Aggressive Growth Portfolio

Alliance Growth Portfolio

American Funds® Asset Allocation SAST Portfolio

American Funds® Global Growth SAST Portfolio

American Funds® Growth SAST Portfolio

American Funds® Growth-Income SAST Portfolio

Balanced Portfolio

Blue Chip Growth Portfolio

Capital Growth Portfolio

Cash Management Portfolio

Corporate Bond Portfolio

Davis Venture Value Portfolio

“Dogs” of Wall Street Portfolio

Emerging Markets Portfolio

Equity Index Portfolio

Equity Opportunities Portfolio

Foreign Value Portfolio

Fundamental Growth Portfolio

Global Bond Portfolio

Global Equities Portfolio

Growth-Income Portfolio

Growth Opportunities Portfolio

High-Yield Bond Portfolio

International Diversified Equities Portfolio

International Growth and Income Portfolio

Marsico Focused Growth Portfolio

MFS® Massachusetts Investors Trust Portfolio

MFS® Total Return Portfolio

Mid-Cap Growth Portfolio

Real Estate Portfolio

Small & Mid Cap Value Portfolio

Small Company Value Portfolio

SunAmerica Dynamic Allocation Portfolio

SunAmerica Dynamic Strategy Portfolio

Technology Portfolio

Telecom Utility Portfolio

Total Return Bond Portfolio

VCPSM Managed Asset Allocation SAST Portfolio

VCP Total Return BalancedSM Portfolio

VCPSM Value Portfolio

Supplement to Prospectuses and Statements of Additional Information

Dated May 1, 2013

On January 29, 2014, the Board of Trustees (the “Board”) of Seasons Series Trust and SunAmerica Series Trust (the “Trusts”) approved a number of items designed to streamline, increase the flexibility of and otherwise improve the operations of the Trusts and their Portfolios. In particular, shareholder approval will be sought with respect to a proposal to amend and restate the Declaration of Trust of each Trust and to adopt, revise or eliminate certain fundamental policies of all the Portfolios of the Trusts except the VCP Total Return BalancedSM Portfolio and VCPSM Value Portfolio of SunAmerica Series Trust. None of the proposed changes to the Portfolios’ fundamental policies are expected to change in any material respect the manner in which the Portfolios are managed or their risk profiles.

In addition, the Board approved a proposal to change the sub-classification under the Investment Company Act of 1940 of the Real Estate Portfolio of SunAmerica Series Trust from diversified to non-diversified, subject to shareholder approval. A non-diversified fund can invest a greater portion of its assets in a single issuer or a limited number of issuers than a diversified fund and, as a result, if the proposal is approved the Real Estate Portfolio would be subject to greater risk because it would be subject to greater volatility with respect to its portfolio securities.

The Board has called a joint special meeting of shareholders (the “Meeting”) of the Trusts to be held on March 24, 2014 for the purpose of voting on these proposals and electing Trustees to the Board of each Trust. Contract owners as of December 31, 2013 will receive a proxy statement and other proxy materials discussing these matters and seeking voting instructions. If approved by shareholders, all the proposals are currently expected to take effect as soon as reasonably practicable after the Meeting, although the actual date could be later.

Date: February 3, 2014

Please retain this supplement for future reference